Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ 1,560	$ (3,647)
Adjustments to reconcile net (loss)/income to net cash (used in) provided by operating activities:
Provision/(Reversal) for credit losses	(1,864)	1,130
Depreciation	1,511	1,272
Amortization of right-of-use assets	229	231
Share-based compensation of subsidiary		370
Loss on disposal of property, software and equipment		3
Deferred income tax (benefit)/expense	329	(142)
Financing expense related to issuance of GEM Warrants	149	149
Changes in operating assets and liabilities:
Accounts receivable	16,308	(8,754)
Prepaid expenses and other current assets	(27,945)	(9,980)
Accounts payable	4,926	9,766
Contract liabilities	293	1,097
Accrued expenses and other current liabilities	(3,189)	(504)
Tax payable	(24)	(33)
Operating lease liabilities	(219)	(157)
Amount due to related parties		(66)
Total net cash used in operating activities	(7,936)	(9,265)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(19)	(17)
Proceeds from disposal of property, software and equipment		1
Proceeds from short term investment	41
Repurchase of non-controlling interests	(63)
Purchase of other non-current assets	(2,723)
Purchase of short-term investment		(122)
Total net cash used in investing activities	(2,764)	(138)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	29,616	29,535
Repayments of borrowings	(29,075)	(29,260)
Repayments of payables to a related party	(302)	(4,998)
Shares repurchase		(13,771)
Payments for GEM litigation	(1,550)
Proceeds from issuance of ordinary shares, net of issuance cost		41,631
Total net cash provided by (used in) financing activities	(1,311)	23,137
Effect of exchange rate changes	701	(1,427)
Net change in cash and restricted cash	(11,310)	12,307
Cash and restricted cash, beginning of the period	27,860	29,512
Cash and restricted cash, end of the period	16,550	41,819
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	13,477	39,222
Restricted cash	3,073	2,597
Total cash and restricted cash	16,550	41,819
Supplemental disclosures of cash flow information:
Income tax paid	143	91
Interest expense paid	889	869
Supplemental disclosures of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	16	33
Prepaid financing expense related to issuance of GEM Warrants	$ 80	$ 685